Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2026	Sep. 30, 2025
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 800,205	¥ 704,351
Other revenues	[1]	873,670	823,248
Segment revenues/Total revenues		1,673,875	1,527,599
Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		174,725	144,154
Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		58,543	62,810
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		178,150	133,261
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		46,423	44,612
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		53,103	51,678
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		68,688	88,818
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		53,202	53,191
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		78,937	75,237
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		88,434	50,590
Operating Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers		795,094	699,527
Other revenues	[1]	877,674	827,999
Segment revenues/Total revenues		1,672,768	1,527,526
Operating Segment | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		172,728	142,027
Operating Segment | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		58,543	62,810
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		178,374	133,422
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		46,423	44,690
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		53,171	51,891
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		69,712	89,468
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		53,738	53,841
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		79,451	76,064
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		82,954	45,314
Operating Segment | Japan & APAC
Segment Reporting Information [Line Items]
Revenues from contracts with customers		291,587	239,867
Other revenues	[1]	319,106	315,681
Segment revenues/Total revenues		610,693	555,548
Operating Segment | Japan & APAC | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		161,602	137,210
Operating Segment | Japan & APAC | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Japan & APAC | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	352
Operating Segment | Japan & APAC | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		46,370	44,597
Operating Segment | Japan & APAC | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,926	790
Operating Segment | Japan & APAC | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,654	1,826
Operating Segment | Japan & APAC | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Japan & APAC | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		29,455	27,049
Operating Segment | Japan & APAC | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		49,580	28,043
Operating Segment | Infrastructure
Segment Reporting Information [Line Items]
Revenues from contracts with customers		305,663	324,026
Other revenues	[1]	96,216	128,663
Segment revenues/Total revenues		401,879	452,689
Operating Segment | Infrastructure | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9,498	4,242
Operating Segment | Infrastructure | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		58,543	62,810
Operating Segment | Infrastructure | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,703	3,899
Operating Segment | Infrastructure | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		53	93
Operating Segment | Infrastructure | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		50,245	51,101
Operating Segment | Infrastructure | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		68,058	87,642
Operating Segment | Infrastructure | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		53,738	53,841
Operating Segment | Infrastructure | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		49,996	49,015
Operating Segment | Infrastructure | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		10,829	11,383
Operating Segment | USA & Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		197,844	135,634
Other revenues	[1]	148,685	82,636
Segment revenues/Total revenues		346,529	218,270
Operating Segment | USA & Europe | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,628	575
Operating Segment | USA & Europe | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | USA & Europe | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		173,671	129,171
Operating Segment | USA & Europe | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | USA & Europe | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | USA & Europe | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | USA & Europe | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | USA & Europe | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | USA & Europe | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		22,545	5,888
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Other revenues	[1]	313,667	301,019
Segment revenues/Total revenues		313,667	301,019
Operating Segment | Insurance | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Insurance | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Insurance | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Insurance | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Insurance | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Insurance | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Insurance | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Insurance | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Insurance | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Corporate revenue and intersegment transactions
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,111	4,824
Other revenues	[1]	(4,004)	(4,751)
Segment revenues/Total revenues		1,107	73
Corporate revenue and intersegment transactions | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,997	2,127
Corporate revenue and intersegment transactions | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Corporate revenue and intersegment transactions | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(224)	(161)
Corporate revenue and intersegment transactions | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	(78)
Corporate revenue and intersegment transactions | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(68)	(213)
Corporate revenue and intersegment transactions | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1,024)	(650)
Corporate revenue and intersegment transactions | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(536)	(650)
Corporate revenue and intersegment transactions | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(514)	(827)
Corporate revenue and intersegment transactions | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 5,480	¥ 5,276

[1]	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.